Jan. 17, 2017
IMPORTANT INFORMATION REGARDING THE FEDERATED FUNDS

SUPPLEMENT TO CURRENT PROSPECTUSES

1. Under the section entitled "Fund Summary Information," please add the following as the final sentence to the "Risk/Return Summary: Fees and Expenses" introductory paragraph:

"More information about these and other discounts is available from your financial professional, in the "What Do Shares Cost?" section of the Prospectus and in "Appendix B" to this Prospectus."